DERIVATIVE FINANCIAL INSTRUMENTS (Details 1) - Current Assets - Bunker Swaps [Member]	Dec. 31, 2020 USD ($) MT	Dec. 31, 2019 USD ($) MT
Disclosure of detailed information about hedges [abstract]
Notional value	$ 1,599,000	$ 1,681,000
Fair value gain	458,000	173,000
January 2021 to February 2021 0.5% FOB Singapore Strike price 276.0 [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 276.0
Quantity | MT	1,400
Notional value	$ 386,000
Fair value gain	160,000
January 2021 to May 2021 0.5% FOB Singapore Strike price 311.3 [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 311.3
Quantity | MT	1,500
Notional value	$ 467,000
Fair value gain	118,000
January 2021 To May 2021 05 Fob Rotterdam Strike Price 2985 [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 298.5
Quantity | MT	2,500
Notional value	$ 746,000
Fair value gain	$ 180,000
March 2020 Rott 0.5% Brg Bunker Swaps 600 Strike Price [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 471.3
Quantity | MT		600
Notional value		$ 283,000
Fair value gain		40,000
January 2020 to February 2020 Go 10ppm Bunker Swaps 75.7 Strike Price [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 75.7
Quantity | MT		505
Notional value		$ 38,000
Fair value gain		22,000
January 2020 to June 2020 ICE LS Gas Oil bunker Swaps 566.5 Strike Price [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 566.5
Quantity | MT		2,400
Notional value		$ 1,360,000
Fair value gain		$ 111,000